Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Current tax:
Total current tax	£ 330	£ 325	£ 737	£ 672
Deferred tax:
Income tax credit	333	328	743	681
U.K. [member]
Current tax:
In respect of current period	330	301	737	648
In respect of prior period		24		24
U.S. [member]
Deferred tax:
In respect of current period	£ 3	£ 3	£ 6	£ 9